UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	12/31/2012

Item 1 – Reports to Stockholders

The Prudential Variable Contract Account-2

ANNUAL REPORT • DECEMBER 31, 2012

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 800-458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 800-458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Long Term Growth Program Table of Contents	Annual Report	December 31, 2012

■	LETTER TO PARTICIPANTS

■	MANAGEMENT REVIEW

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FINANCIAL REPORTS

Section A	Statement of Net Assets and Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements
Section D	Report of Independent Registered Public Accounting Firm
Section E	Information about Trustees and Officers

The Prudential Long-Term Growth Program Letter to Participants	December 31, 2012

■	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	January 31, 2013

The Prudential Variable Contract Account-2	December 31, 2012

Investment Manager’s Report - As of December 31, 2012

Average Annual Total Returns	1-Year	5-Year	10-Year
Account (without sales charges)	12.82%	-0.32%	7.97%
S&P 500 Index	15.99	1.66	7.10

Past performance does not guarantee future returns. The Account performance without sales charges is shown after the deduction of all expenses, including investment management and mortality and expense charges, but does not include the effect of any sales charge or annual account charge. The returns would be lower if they included the effects of sales charges and an annual account charge.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2012, the Prudential Variable Contract Account-2 (the Account) returned 12.82%.

The Account’s investment objective is long-term growth of capital. It is subadvised by Jennison Associates LLC (Jennison).

Despite a largely flat fourth quarter, U.S. equity markets, as measured by the broad market indexes, realized substantial gains for the year. The S&P 500 Index (the index) rose 15.99%, with all sectors posting double-digit returns except energy and utilities, which had single-digit returns. The financials and consumer discretionary sectors had the strongest performances. The Account underperformed the Index.

Stock selection in most sectors was detrimental, and especially so in materials, telecommunication services, energy, and healthcare.

NII Holdings was the largest individual detractor, despite some recovery in December. The wireless telecommunications provider posted a larger than expected earnings loss due to price competition and weaker local currency rates. Its focus has been on introducing its 3G services on a new network in Chile, Mexico, and Brazil and enhancing its Push-to-Talk services. The company has introduced its 3G services in Mexico and is on schedule to launch 3G services in Brazil shortly; however, Jennison believes that it will still be several quarters until the turnaround begins to be reflected in improved financial results.

Other notable detractors included Marvell Technology Group in information technology and International Game Technology in consumer discretionary.

Profits for Marvell declined due to continued weakness in its mobile and wireless and storage segments. Management said that a slowing economy hurt demand for Marvell’s chips for storage systems and cell phones, particularly in China.

Jennison expected that International Game Technology’s renewed focus on game design and a need by casinos to replace games after years of underinvestment would generate sizeable free cash flow that the company would increasingly return to shareholders. Although not enough to erase earlier losses, shares came off midyear lows as equipment and replacement sales and margins in North America began to pick up and the company issued 2013 guidance that was above expectations. The firm also announced a large multiyear buyback, much of which was completed in the second half of 2012. The company continues to generate substantial sustainable free cash flow and the risk/reward and valuation remain attractive at current levels.

An overweight position in energy also detracted from relative returns.

The two largest individual contributors were Comcast and Liberty Global, media companies in the consumer discretionary sector, in which a combination of strong stock picking and an overweight position provided the largest boost to relative returns. Comcast continued its outstanding performance, reporting the best cable revenue growth since the first quarter of 2009 and solid execution across all segments. Jennison continues to like Comcast for its stable growth cable business, recent initiatives to fill in gaps in its wireless product lineups, and the likelihood of a large share buyback in the near future.

Liberty Global also saw its shares rise steadily. Despite Europe’s economic troubles, the company enjoyed growth due to an intelligent pricing strategy and presence in select European markets. Jennison believes Liberty Global is well-positioned given consumers’ desire for faster broadband and digital television.

Apple and Salesforce.com, both in information technology, were also among the most notable contributors.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index. For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Jennison Associates LLC is a registered investment advisor and a Prudential Financial Company.

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	December 31, 2012

VCA-2
Five Largest Holdings	(% of Net Assets	)
Bunge, Ltd.	2.6%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.4%
Comcast Corp. (Class A Stock)	2.2%
Morgan Stanley	2.2%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2012

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.6%
Boeing Co. (The)	51,142	$3,854,061
Precision Castparts Corp.	22,776	4,314,230
TransDigm Group, Inc.	18,942	2,582,931

		10,751,222

Airlines — 1.9%
Delta Airlines, Inc.(a)	373,309	4,431,178

Auto Components — 2.1%
Lear Corp.	106,776	5,001,388

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.(a)	31,894	2,991,976
Gilead Sciences, Inc.(a)	28,955	2,126,745

		5,118,721

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	34,785	4,437,175
Morgan Stanley	272,606	5,212,227

		9,649,402

Chemicals — 3.1%
Monsanto Co.	26,256	2,485,130
Mosaic Co. (The)	84,109	4,763,093

		7,248,223

Commercial Banks — 3.9%
PNC Financial Services Group, Inc.	60,024	3,499,999
Wells Fargo & Co.	164,759	5,631,463

		9,131,462

Communications Equipment — 1.5%
JDS Uniphase Corp.(a)	254,926	3,451,698

Computers & Peripherals — 1.5%
Apple, Inc.	6,738	3,591,556

Diversified Financial Services — 4.1%
Citigroup, Inc.	101,387	4,010,870
JPMorgan Chase & Co.	129,803	5,707,438

		9,718,308

Diversified Telecommunication Services — 1.8%
Vivendi SA, ADR (France)	184,429	4,206,826

Electronic Equipment & Instruments — 2.0%
Flextronics International Ltd.(a)	752,082	4,670,429

Energy Equipment & Services — 4.2%
Ensco PLC	49,665	2,944,141
Halliburton Co.	92,316	3,202,442
National Oilwell Varco, Inc.	53,432	3,652,077

		9,798,660

Food Products — 7.1%
Bunge Ltd.	82,765	6,016,188
Mondelez International, Inc.	123,052	3,134,134
Smithfield Foods, Inc.(a)	177,236	3,822,981
Tyson Foods, Inc. (Class A Stock)	188,136	3,649,838

		16,623,141

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 4.6%
Express Scripts Holding Co. (Class A Stock)(a)	60,594	$3,272,076
HCA Holdings, Inc.	128,820	3,886,499
UnitedHealth Group, Inc.	65,056	3,528,638

		10,687,213

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	67,970	2,499,257
Hyatt Hotels Corp.(a)	67,533	2,604,748
International Game Technology	280,373	3,972,885

		9,076,890

Independent Power Producers & Energy Traders — 2.1%
Calpine Corp.(a)	269,351	4,883,334

Insurance — 2.2%
Arch Capital Group Ltd.(a)	26,323	1,158,739
MetLife, Inc.	121,076	3,988,243

		5,146,982

Internet Software & Services — 2.7%
Google, Inc. (Class A Stock)(a)	4,467	3,168,756
LinkedIn Corp.(a)	28,023	3,217,601

		6,386,357

IT Services — 1.8%
MasterCard, Inc.	8,691	4,269,714

Media — 5.5%
Comcast Corp. (Class A Stock)	140,263	5,243,031
Liberty Global, Inc. (Series C)(a)	88,121	5,177,109
Viacom, Inc. (Class B Stock)	46,574	2,456,313

		12,876,453

Metals & Mining — 3.0%
Goldcorp, Inc.	101,144	3,711,985
Kinross Gold Corp.	331,422	3,221,422

		6,933,407

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	63,909	4,749,078
EOG Resources, Inc.	33,352	4,028,588
Marathon Oil Corp.	111,559	3,420,399
Newfield Exploration Co.(a)	34,064	912,234
Noble Energy, Inc.	48,495	4,933,881
Occidental Petroleum Corp.	48,679	3,729,298
Suncor Energy, Inc.	114,979	3,792,007
Trident Resources Corp., Private Placement (original cost $2,642,248; purchased 6/30/2010)(a)(b)(c)	6,553	2,422,906

		27,988,391

Pharmaceuticals — 5.6%
Allergan, Inc.	36,314	3,331,083
Novo-Nordisk A/S, ADR (Denmark)	19,626	3,203,159
Shire PLC, ADR (Ireland)	37,806	3,484,957
Teva Pharmaceutical Industries Ltd., ADR (Israel)	83,478	3,117,069

		13,136,268

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 1.6%
Union Pacific Corp.	29,608	$3,722,318

Semiconductors & Semiconductor Equipment — 0.7%
NVIDIA Corp.	135,831	1,669,363

Software — 3.5%
Microsoft Corp.	160,195	4,282,012
Salesforce.com, Inc.(a)	22,703	3,816,374

		8,098,386

Specialty Retail — 1.6%
Inditex SA, ADR (Spain)	106,506	3,038,616
TJX Cos., Inc. (The)	16,245	689,600

		3,728,216

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(a)	36,977	2,818,757
Ralph Lauren Corp.	18,975	2,844,732

		5,663,489

Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc.(a)	168,809	1,677,961
NII Holdings, Inc.(a)	197,721	1,409,751

		3,087,712

TOTAL COMMON STOCKS (cost $190,903,863)		230,746,707

RIGHTS	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/2010)(a)(b)(c)	2,436	$—

TOTAL LONG-TERM INVESTMENTS (cost $190,903,863)		$230,746,707

	Shares
SHORT-TERM INVESTMENTS — 1.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,270,946)(d)	3,270,946	3,270,946

TOTAL INVESTMENTS — 100% (cost $194,174,809)		$234,017,653

LESS LIABILITIES, OTHER ASSETS
Interest and Dividends Receivable		$59,927
Payable for Pending Capital Transactions		(100,747)

LIABILITIES IN EXCESS OF OTHER ASSETS		(40,820)

NET ASSETS — 100%		$233,976,833

NET ASSETS, representing:
Equity of Participants —
5,495,125 Accumulation Units at an Accumulation Unit Value of $41.2860		$226,871,866
Equity Of Annuitants		6,372,169
Equity of The Prudential Insurance Company of America		732,798

		$233,976,833

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $2,422,906 is approximately 1.0% of net assets.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2012

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$228,323,801	—	$2,422,906
Rights	—	—	—
Affiliated Money Market Mutual Fund	3,270,946	—	—

Total	$231,594,747	—	$2,422,906

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$3,229,071
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(806,165)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/2012	$2,422,906

*	Of which $(806,165) was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For the rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	12.0%
Food Products	7.1
Pharmaceuticals	5.6
Media	5.5
Aerospace & Defense	4.6
Healthcare Providers & Services	4.6
Energy Equipment & Services	4.2
Diversified Financial Services	4.1
Capital Markets	4.1
Commercial Banks	3.9
Hotels, Restaurants & Leisure	3.9
Software	3.5
Chemicals	3.1
Metals & Mining	3.0
Internet Software & Services	2.7
Textiles, Apparel & Luxury Goods	2.4
Insurance	2.2

Biotechnology	2.2%
Independent Power Producers & Energy Traders	2.1
Auto Components	2.1
Electronic Equipment & Instruments	2.0
Airlines	1.9
IT Services	1.8
Diversified Telecommunication Services	1.8
Road & Rail	1.6
Specialty Retail	1.6
Computers and Peripherals	1.5
Communications Equipment	1.5
Affiliated Money Market Mutual Fund	1.4
Wireless Telecommunication Services	1.3
Semiconductors & Semiconductor Equipment	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2012

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At December 31, 2012, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at December 31, 2012 of $0 and are presented in the Statement of Net Assets as such.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

For the year ended December 31, 2012, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $41,878 foreign withholding tax)	$4,205,299
Affiliated Dividend Income	5,686
Total Income	4,210,985
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(293,647)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(863,420)
Total Expenses	(1,157,067)
NET INVESTMENT INCOME	3,053,918
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	8,976,836
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,707,929
NET GAIN ON INVESTMENTS	25,684,765
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,738,683

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
OPERATIONS
Net Investment Income	$3,053,918	$2,586,671
Net Realized Gain on Investment Transactions	8,976,836	20,792,598
Net Change In Unrealized Appreciation (Depreciation) on Investments	16,707,929	(42,328,933)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,738,683	(18,949,664)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	22,752,898	9,659,566
Withdrawals and Transfers Out	(51,314,953)	(50,078,190)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(17,522)	(18,710)
Variable Annuity Payments	(955,379)	(1,072,359)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(29,534,956)	(41,509,693)
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	7,576	31,611
TOTAL DECREASE IN NET ASSETS	(788,697)	(60,427,746)
NET ASSETS
Beginning of year	234,765,530	295,193,276
End of year	$233,976,833	$234,765,530

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2012	2011	2010	2009	2008
Investment Income	$.7051	$.5578	$.5760	$.4604	$.6104
Expenses
Investment management fee	(.0493)	(.0488)	(.0440)	(.0360)	(.0435)
Assuming mortality and expense risks	(.1476)	(.1463)	(.1320)	(.1080)	(.1305)
Net Investment Income	.5082	.3627	.4000	.3164	.4364
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	4.1824	(3.1568)	3.8198	11.1266	(18.6595)
Net Increase (Decrease) in Accumulation Unit Value	4.6906	(2.7941)	4.2198	11.4430	(18.2231)
Accumulation Unit Value
Beginning of year	36.5954	39.3895	35.1697	23.7267	41.9498
End of year	$41.2860	$36.5954	$39.3895	$35.1697	$23.7267
Total Return**	12.82%	(7.09)%	12.00%	48.23%	(43.44)%
Ratio of Expenses To Average Net Assets***	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	1.29%	.92%	1.14%	1.10%	1.24%
Portfolio Turnover Rate	45%	56%	70%	63%	81%
Number of Accumulation Units Outstanding For Participants at end of year (000 omitted)	5,495	6,219	7,271	8,074	8,807

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Account in the preparation of the financial statements.

Securities Valuation:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

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Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

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Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the year ended December 31, 2012, PICA has advised the Account it has not received any sales charges.

Note 4:	Other Transactions with Affiliates

During the year ended December 31, 2012, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2012, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $104,492,234 and $125,777,721, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2012 and the year ended December 31, 2011, respectively, are as follows:

	Year Ended December 31,
	2012	2011
Units issued	610,703	249,893
Units redeemed	(1,334,591)	(1,301,768)
Net decrease	(723,888)	(1,051,875)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

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Note 8:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the years ended December 31, 2012 and December 31, 2011, $31,218 and $16,414 of participant loan principal and interest have been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-2 (the “Account”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2013

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THE VCA 2 COMMITTEE AND OFFICERS

MANAGEMENT OF VCA 2 (Unaudited)

VCA 2 is managed by The Prudential Variable Contract Account 2 Committee (the VCA 2 Committee). The members of the VCA 2 Committee are elected by the persons having voting rights in respect of the VCA 2 Account. The affairs of the VCA 2 Account are conducted in accordance with the Rules and Regulations of the Account.

Information pertaining to the Committee Members of VCA 2 is set forth below. Committee Members who are not deemed to be “interested persons” of VCA 2 as defined in the 1940 Act, as amended (the Investment Company Act) are referred to as “Independent Committee Members.” Committee Members who are deemed to be “interested persons” of VCA 2 are referred to as “Interested Committee Members.” “Fund Complex” consists of VCA 2 and any other investment companies managed by PI. Information pertaining to the Officers of VCA 2 is also set forth below.

Independent Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Committee Member Portfolios Overseen: 63	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Committee Member Portfolios Overseen: 63	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (67) Committee Member Portfolios Overseen: 63	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (73) Committee Member Portfolios Overseen: 63	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (70) Committee Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Committee Member & Independent Chair Portfolios Overseen: 63	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (73) Committee Member Portfolios Overseen: 63	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Committee Member Portfolios Overseen: 63	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Committee Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Committee Member & President Portfolios Overseen: 63	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (39) Committee Member & Vice President Portfolios Overseen: 63	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1) The year that each Committee Member joined the Committee is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 2008; Robin B. Smith, 2008; Stephen G. Stoneburn, 2008; Stuart S. Parker, Committee Member and President since 2012; Scott E. Benjamin, Committee Member since 2010 and Vice President since 2009.

VCA 2 Officers(a)(1)
Name, Address and Age Position with VCA 2	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (54) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (54) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).
Valerie M. Simpson (54) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

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VCA 2 Officers(a)(1)
Name, Address and Age Position with VCA 2	Principal Occupation(s) During Past Five Years
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Committee Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of VCA 2 is as follows: Raymond A. O’Hara, 2012; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Timothy J. Knierim, 2008; Valerie M. Simpson, 2008; Theresa C. Thompson, 2008; Richard W. Kinville, 2011; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

■	Committee Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Committee Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

■

There is no set term of office for Committee Members or Officers. The Committee Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

E3

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0239312-00001-00    LT.RS.001

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,000 and $19,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9  – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	February 21, 2013